Business Segment Information (Reportable Segment Information Derived from Internal Management Reporting Systems, on Basis of Japanese GAAP) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits and net gains (losses) related to ETFs and others	[1],[2]	¥ 2,200.8	¥ 2,072.8	¥ 1,827.7
Exchange Traded Funds
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits and net gains (losses) related to ETFs and others		2.0	10.6	15.0
Global Markets Company | Exchange Traded Funds
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits and net gains (losses) related to ETFs and others		¥ (1.3)	¥ 7.3	¥ 7.3

[1]	Income and expenses of foreign branches of MHBK and foreign subsidiaries with functional currencies other than Japanese Yen have been translated for purposes of segment reporting using the budgeted foreign currency rates. Prior period comparative amounts for such foreign currency income and expenses have been translated using current period budgeted foreign currency rates.
[2]	“Gross profits + Net gains (losses) related to ETFs and others” is reported instead of sales reported by general corporations. Gross profits is defined as the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income. Net gains (losses) related to ETFs and others consist of net gains (losses) on ETFs held by MHBK and MHTB on their non-consolidated basis and net gains (losses) on operating investment securities of MHSC on its consolidated basis. For the fiscal years ended March 31, 2019, 2020 and 2021, net gains (losses) related to ETFs and others amounted to ¥15.0 billion, ¥10.6 billion and ¥2.0 billion, respectively, of which ¥7.3 billion, ¥7.3 billion and ¥(1.3) billion are included in “Global Markets Company,” respectively.